INCOME TAXES - Federal Income Tax (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Federal income tax (expense) benefit attributable to:
Current operations	$ (73,000)	$ 155,000
Valuation allowance	73,000	(155,000)
Net provision for federal income tax	$ 0	$ 0